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                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               601 Congress Street
                              Boston, MA 02210-2805

August 10, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: John Hancock Life Insurance Company of New York Separate Account A Registration Statement on Form N-4
     File No. 333-143076 and 811-6584

Ladies and Gentlemen:

     On behalf of John Hancock Life Insurance Company of New York Separate Account A (the "Registrant"), a separate account of John Hancock Life Insurance Company of New York (the "Company"), we transmit for filing via EDGAR a pre-effective amendment to the initial registration statement on Form N-4 under the Securities Act of 1933 and the Investment Company Act of 1940 for the registration of a flexible purchase payment deferred combination fixed and variable annuity contract ("Venture Freedom with Full Access Option Variable Annuity Contract") to be issued by the Company.

     The Pre-Effective Amendment has been black-lined to show changes from the initial registration statement filed on May 18, 2007.

     Pursuant to the requirements of Rule 461 under the Securities Act of 1933, we hereby request that the effective date of the Pre-Effective Amendment be accelerated to August 31, 2007.

     Please direct any comments and questions regarding the registration statement to me at (617) 663-3192, or, in my absence, to Arnold R. Bergman, Chief Counsel - Annuities at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus
-------------------------------------
Thomas J. Loftus
Senior Counsel - Annuities